UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 to June 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2016 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENTS
Dreyfus Cash Management, Institutional Class, 0.310% **,1	76,718,877	$76,719

Total Short-Term Investments
(Cost $76,719) — 102.2%		76,719

Total Investments — 102.2%
(Cost $76,719) ‡		76,719

Liabilities in Excess of Other Assets — (2.2)%		(1,627)

Net Assets — 100.0%		$75,092

A list of outstanding total return swap agreements held by the Fund at June 30, 2016, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed payments paid	Total Return received or paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	2/1/2017	$47,181	$(641)

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 1.25%	Total Return of the basket of securities	1/31/2017	52	40

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.35%	Total Return of the basket of securities	1/31/2017	8,056	(137)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/31/2017	3,758	363

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.64%	Total Return of the basket of securities	1/31/2017	1,906	154

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed payments paid	Total Return received or paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 0.55%	Total Return of the basket of securities	6/8/2017	$(81)	$565

Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 20.61%	Total Return of the basket of securities	1/31/2017	(55,884)	(554)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 0.91%	Total Return of the basket of securities	1/31/2017	(4,213)	(202)

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA + 0.55% Short: EONIA-1 day – 0.40% to EONIA-1 day – 1.25%	Total Return of the basket of securities	11/2/2017	(361)	(820)

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/31/2017	(3,175)	(10)

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	4/20/2017	(1,787)	(163)

Morgan Stanley	New Zealand Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	6/1/2018	—	(73)

						$(1,478)

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of June 30, 2016.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
9,100	Biogen, Inc.	USD	$12
10,700	Baidu, Inc.	USD	(145)
11,600	Advance Auto Parts	USD	90
12,922	Johnson & Johnson	USD	122
19,400	United Health Group	USD	156
24,100	United Continental Holdings, Inc.	USD	(99)

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
24,700	Cabelas	USD	$36
28,600	Halliburton Co.	USD	93
28,600	Wells Fargo & Co.	USD	(82)
30,100	PDC Energy, Inc.	USD	9
32,000	PVH Corp.	USD	13
34,000	Allstate	USD	92
36,090	Prudential Financial	USD	(263)
40,446	Eli Lilly & Co.	USD	167
43,300	SM Energy Co.	USD	(197)
48,349	Carnival Corp.	USD	(156)
51,200	Qualcomm Inc.	USD	(44)
64,720	Microsoft Corp.	USD	(98)
77,531	Citigroup Inc.	USD	(327)
85,096	Oracle Corp.	USD	59
115,551	EMC Corp.	USD	(79)

			$(641)

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(3,078,000)	China National Building Material Company	HKD	$29
(2,606,000)	Lenovo Group	HKD	31
(1,094,000)	China Life	HKD	6
(310,000)	China Unicom	HKD	(1)
(169,800)	AIA	HKD	(25)
(162,800)	China Taiping Insurance Holdings Co. Ltd.	HKD	(4)
(26,000)	China Overseas Land & Investment Ltd.	HKD	(109)
(2,333)	China Overseas Property	HKD	—
(217)	Sun Hung Kai Properties	HKD	—
—	Citic Ltd.	HKD	(4)
—	Guangdong Investment Ltd.	HKD	(40)
309,500	China Mobile	HKD	46
326,323	China Mer Holdings	HKD	(44)
2,117,000	CNOOC Ltd.	HKD	155

			$40

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(550,008)	Rolls-Royce Holdings PLC	GBP	$1
(523,910)	Royal Bank of Scotland Group	GBP	684
(466,754)	Capital & Counties Properties PLC	GBP	480
(394,218)	Standard Life Assurance Co	GBP	417
(174,731)	St. Jame’s Place PLC	GBP	535
(164,596)	BP PLC	GBP	(103)
(37,212)	Shire PLC	GBP	10
(32,446)	Capita PLC	GBP	87
(27,693)	Pearson PLC	GBP	(22)
(25,791)	Whitbread PLC	GBP	360
(13,464)	Astrazeneca	GBP	(11)
(11,654)	Hikma Pharmaceuticals PLC	GBP	8
(6,888)	Intertek Group PLC	GBP	(8)
(1)	Rentokil Initial PLC	GBP	—
—	ARM Holdings PLC	GBP	(2)
—	Johnson Matthey PLC	GBP	8
—	Micro Focus International PLC	GBP	21
—	Saga PLC	GBP	135
—	Serco Group PLC	GBP	8
—	Standard Chartered PLC	GBP	79
48,875	British American Tobacco PLC	GBP	159
58,358	Travis Perkins PLC	GBP	(491)
85,218	Glaxosmithkline PLC	GBP	56
106,179	SSE PLC	GBP	(191)
133,763	Royal Ductch Shell PLC	GBP	495
146,359	PageGroup PLC	GBP	(264)
506,951	Aviva PLC	GBP	(666)
676,525	Vodafone	GBP	(157)
1,186,210	Barclays PLC	GBP	(965)
2,424,609	Lloyds Banking Group PLC	GBP	(800)

			$(137)

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(107,072)	Credit Suisse Group AG	EUR	$259
(30,232)	Nestle AG	EUR	(97)
(29,352)	Hennes & Mauritz AB	EUR	46
(16,915)	Novo Nordisk	EUR	(3)
(9,202)	Getinge B	EUR	9
(1,655)	Novozymes	EUR	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Europe Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(1,102)	Ems-Chemie	EUR	$(14)
(1,082)	Coloplast	EUR	—
—	Ericsson	EUR	1
—	Telia Co AB	EUR	1
11,843	Zurich Insurance Group AG	EUR	39
12,578	Roche Holding AG	EUR	(1)
44,827	Novartis AG	EUR	123

			$363

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(112,000)	Keikyu Corp.	JPY	$(61)
(95,800)	Seibu Holdings Inc.	JPY	181
(84,100)	JX Holdings Inc.	JPY	(4)
(34,500)	Honda Motor Co. Ltd.	JPY	102
(26,000)	Odakyu Electric Railway Co. Ltd.	JPY	—
(23,500)	Ono Pharmaceutical Co. Ltd.	JPY	26
(16,900)	Toyota Motor Corp.	JPY	15
(11,900)	Canon Inc.	JPY	(1)
(11,200)	Nidec Corp.	JPY	19
(9,900)	Rakuten Inc.	JPY	(1)
(9,200)	Shin-Etsu Chemical Co. Ltd.	JPY	3
(7,000)	AEON Co. Ltd.	JPY	(2)
(5,800)	Recruit Holdings Co. Ltd.	JPY	2
—	Kyocera Corp.	JPY	30
—	M3 Inc.	JPY	(2)
—	Nippon Paint Holdings Co. Ltd.	JPY	8
—	Softbank Corp.	JPY	(2)
38,200	East Japan Railway Co.	JPY	32
42,400	Komatsu Ltd.	JPY	(53)
112,900	Kddi Corp.	JPY	157
596,000	Hitachi Ltd.	JPY	(295)

			$154

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of June 30, 2016.

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(36,825)	Samsung EL Mech	KRW	$16
(8,872)	Samsung SDI	KRW	8
(8,450)	Lotte Shopping	KRW	139
(8,163)	Shinhan Financial Group	KRW	6
(6,302)	GS Holdings	KRW	18
(5,865)	Samsung C&T Corp.	KRW	(30)
(3,994)	Samsung Fire & Marine Insurance	KRW	6
(661)	Korea Zinc Co. Ltd.	KRW	(30)
2,827	Samsung Electronics	KRW	421
14,435	SK Telecom	KRW	11

			$565

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(92,600)	Rite Aid Corp.	USD	$6
(70,800)	Wright Medical Group, Inc.	USD	140
(49,500)	KKR & Co. L.P.	USD	58
(47,885)	Brookdale Senior Living Inc.	USD	66
(44,100)	Reynolds American, Inc.	USD	(220)
(42,100)	Starbucks Corp.	USD	(48)
(40,500)	SS&C Technologies, Inc.	USD	1
(39,800)	American International Group	USD	190
(35,600)	Cerner Corp.	USD	(51)
(33,100)	Cornerstone OnDemand Inc.	USD	(12)
(32,133)	BMC Stock Holdings, Inc.	USD	153
(30,200)	Dominion Resources, Inc.	USD	(203)
(28,900)	Walgreens Boots Alliance, Inc.	USD	(184)
(28,700)	Harris Corporation	USD	(97)
(25,800)	Kraft Heinz Co.	USD	(163)
(24,400)	NXP Semiconductors NV	USD	394
(23,100)	Stericycle Inc.	USD	(86)
(22,500)	Abbott Laboratories	USD	—
(21,900)	Verisk Analytics, Inc.	USD	(42)
(21,100)	AT&T Inc.	USD	(117)
(20,100)	DuPont Co.	USD	3
(18,500)	Acadia Healthcare	USD	(3)
(17,500)	CBRE Group, Inc.	USD	(3)
(16,900)	XL Group	USD	(7)

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(14,600)	Occidental Petroleum Corp.	USD	$(13)
(13,600)	Anadarko Petroleum Corp.	USD	(11)
(12,700)	McKesson Corp.	USD	(48)
(12,200)	Berkshire	USD	(61)
(10,400)	EOG Resources Inc	USD	(21)
(10,200)	Visa Inc.	USD	49
(9,800)	Danaher Corp.	USD	(7)
(9,700)	Monster Beverage Corp.	USD	(104)
(9,300)	Facebook Inc.	USD	48
(9,300)	Southern Co	USD	(6)
(8,700)	Cypress Semiconductor Corp.	USD	(2)
(8,400)	Proofpoint, Inc.	USD	(8)
(6,900)	FMC Corp	USD	7
(6,000)	Twitter Inc.	USD	—
(4,100)	Equinix	USD	(9)
(4,000)	Goldman Sachs Group, Inc.	USD	41
(3,600)	TransDigm Group Inc.	USD	(1)
(2,900)	Chipotle Mexican Grill	USD	114
(2,900)	Enterprise Products Partners L.P.	USD	(4)
(2,600)	Intercontinental Exchange	USD	37
(2,500)	AmerisourceBergen Corp.	USD	(2)
(2,300)	Diplomat Pharmacy, Inc.	USD	(33)
(2,100)	SBA Communcations Corp.	USD	(18)
(2,000)	American Tower Corp.	USD	(12)
(1,900)	Ecolab	USD	(2)
(1,900)	Praxair, Inc.	USD	(6)
(1,800)	Centene Corp.	USD	(1)
(1,500)	Tesla Motors	USD	14
(1,400)	Tyler Technologies, Inc.	USD	—
(1,000)	Express Scripts Holding Co.	USD	—
(900)	Alexion Pharmaceuticals, Inc.	USD	31
(900)	Vertex Pharmaceuticals Inc.	USD	6
(600)	athenahealth, Inc.	USD	(1)
(31)	FireEye, Inc.	USD	—
(1)	Hertz Global Holdings Inc.	USD	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
—	Aon PLC	USD	$1
—	Apple Inc.	USD	49
—	Bank of America	USD	8
—	Charter Communications	USD	(65)
—	Dexcom, Inc.	USD	(51)
—	Ford Motor Co.	USD	(8)
—	Harley-Davidson	USD	(6)
—	Intel Corp	USD	(41)
—	Medtronic Inc.	USD	(170)
—	Procter & Gamble	USD	(23)

			$(554)

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(72,700)	Telus Corp.	CAD	$(65)
(32,300)	Enbridge	CAD	(94)
(13,900)	Element Financial Corp.	CAD	11
(4,700)	Franco-Nevada Corp.	CAD	(54)

			$(202)

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(293,982)	Nokia Corp.	EUR	$(75)
(175,196)	Telefonica Esp	EUR	180
(98,596)	Fortum	EUR	(100)
(69,934)	Eni SpA	EUR	(62)
(38,884)	Daimler AG	EUR	309
(31,708)	BMW	EUR	265
(21,630)	Vallourec SA	EUR	7

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Europe Custom Basket of Securities (Local)(continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(7,853)	Anheuser Busch InBev	EUR	$(33)
(4,326)	ASML Holding NV	EUR	16
(1,984)	Sampo	EUR	117
(1,401)	L’Oreal SA	EUR	(2)
—	Industria de Diseno Textil SA	EUR	1
25,044	Volkswagen AG	EUR	(721)
28,324	Sanofi	EUR	38
40,939	Schneider SA	EUR	(230)
50,797	Akzo Nobel	EUR	(262)
529,223	Caixabank	EUR	(268)

			$(820)

Australia Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(168,881)	Telstra Corp. Ltd.	AUD	$(11)
(47,169)	Transurban Group	AUD	(17)
(15,192)	CSL Ltd.	AUD	3
(12,761)	Commonwealth Bank of Australia	AUD	16
(5,358)	James Hardie Industries Ltd.	AUD	(1)

			$(10)

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(583,700)	Singtel	SGD	$(163)

New Zealand Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
—	Auckland International Airport Ltd.	NZD	$(73)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2016.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2016 (Unaudited)

‡	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
1	Of this investment, $57,969 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at June 30, 2016 is $60,953 and $(65,501), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended June 30, 2016.

AUD – Australian Dollar

CAD – Canadian Dollar

EONIA – Euro Over Night Index Average

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

L.P. – Limited Partnership

NZD – New Zealand Dollar

PLC – Public Limited Company

SGD – Singapore Dollar

USD – U.S. Dollar

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2016:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$76,719	$—	$—	$76,719

Total Investment in Securities	$76,719	$—	$—	$76,719

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$1,122	$—	$1,122

Total Other Financial Instruments – Assets	$—	$1,122	$—	$1,122

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$(2,600)	$—	$(2,600)

Total Other Financial Instruments – Liabilities	$—	$(2,600)	$—	$(2,600)

^	Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

At June 30, 2016, relative to the Fund’s prior fiscal year end, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2016